Income Taxes (Schedule Of Changes To Unrecognized Tax Benefits And Related Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits	$ 148	$ 246	$ 135
Increases based on tax positions	5	22	72
Decreases based on tax positions	(13)	(125)	(38)
Increases based on tax positions related to current period	17	17	77
Changes related to settlements with taxing authorities		(10)
Decreases related to the lapse of statute of limitations	(1)	(2)
Unrecognized tax benefits	156	148	246
Total unrecognized tax benefits that, if recognized, would impact the effective tax rates	$ 1	$ 1